DIVIDENDS	12 Months Ended
Dec. 31, 2021
ifrs DIVIDENDS [abstract]
Disclosure of dividends
36.	DIVIDENDS
No dividend was proposed for the year ended December 31, 2021 (2019 and 2020: RMB425,012,000 per share and nil).